COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2023 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	98.9%
CRUDE/REFINED PRODUCTS	3.9%
Genesis Energy LP		126,895	$1,468,175
Plains All American Pipeline LP		218,597	2,896,411
Plains GP Holdings LP, Class A		51,943	722,527

			5,087,113

CRUDE/REFINED PRODUCTS—FOREIGN	4.2%
Enbridge, Inc. (Canada)		146,112	5,481,476

DIVERSIFIED MIDSTREAM	20.0%
Energy Transfer LP		766,929	9,709,321
Enterprise Products Partners LP		360,458	9,202,493
Kinder Morgan, Inc.		173,370	2,957,692
MPLX LP		112,529	3,896,879

			25,766,385

DIVERSIFIED UTILITIES—FOREIGN	1.1%
AltaGas Ltd. (Canada)		81,553	1,399,759

ELECTRIC	11.3%
Alliant Energy Corp.		25,173	1,290,620
CenterPoint Energy, Inc.		72,039	2,004,125
Constellation Energy Corp.		7,922	593,278
Dominion Energy, Inc.		15,553	865,058
DTE Energy Co.		17,442	1,913,562
Evergy, Inc.		31,047	1,825,874
Exelon Corp.		41,036	1,657,444
NextEra Energy, Inc.		36,806	2,614,330
PPL Corp.		65,971	1,785,835

			14,550,126

ELECTRIC—FOREIGN	1.7%
Hydro One Ltd., 144A (Canada)(a)		30,786	798,924
TransAlta Corp. (Canada)		167,328	1,356,283

			2,155,207

ENERGY	0.6%
Alliance Resource Partners LP		35,405	734,654

ENERGY—FOREIGN	2.0%
Suncor Energy, Inc. (Canada)		75,979	2,553,607

		Shares/Units	Value
FINANCIAL	0.8%
Rice Acquisition Corp. II(b)		47,680	$505,408
Zimmer Energy Transition Acquisition Corp.(b)		49,631	513,433

			1,018,841

GAS DISTRIBUTION	4.0%
Atmos Energy Corp.		6,999	789,557
NiSource, Inc.		83,532	2,291,283
Sempra Energy		13,512	2,026,259

			5,107,099

GATHERING & PROCESSING	10.3%
DCP Midstream LP		20,860	871,531
ONEOK, Inc.		104,285	6,825,453
Targa Resources Corp.		74,486	5,519,413

			13,216,397

GATHERING & PROCESSING—FOREIGN	0.6%
Tidewater Midstream & Infrastructure Ltd. (Canada)		921,188	729,119

PIPELINES—C-CORP	15.7%
Cheniere Energy, Inc.		65,171	10,254,005
DT Midstream, Inc.(b)		39,429	1,979,336
Equitrans Midstream Corp.		215,561	1,299,833
NextDecade Corp.(b)		121,670	858,990
Williams Cos., Inc./The(c)		191,934	5,777,213

			20,169,377

PIPELINES—C-CORP—FOREIGN	13.2%
Keyera Corp. (Canada)		90,763	2,002,839
Pembina Pipeline Corp. (Canada)		179,009	5,877,320
TC Energy Corp. (Canada)		229,855	9,148,718

			17,028,877

REFINING	8.4%
Phillips 66		65,625	6,730,500
Valero Energy Corp.		30,837	4,062,158

			10,792,658

RENEWABLE ENERGY	0.2%
Stem, Inc.(b)		38,500	314,160

RENEWABLE ENERGY—FOREIGN	0.3%
Tidewater Renewables Ltd. (Canada)(b)		55,889	440,722

		Shares/Units	Value
STORAGE/TERMINALS—FOREIGN	0.6%
Koninklijke Vopak NV (Netherlands)		24,567	$784,212

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$90,951,058)			127,329,789

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.42%(d)		1,540,681	1,540,681

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,540,681)			1,540,681

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$92,491,739)	100.1%		128,870,470
WRITTEN OPTION CONTRACTS (Premiums received—$19,028)	(0.0)		(23,210)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(154,883)

NET ASSETS	100.0%		$128,692,377

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Received	Value
Put — Nextrea Energy Inc.	70.00	3/17/23	(74)	$(525,622)	$(10,180)	$(8,510)
Put — Constellation Energy Corp.	75.00	4/21/23	(49)	(366,961)	(8,848)	(14,700)
			(123)	$(892,583)	$(19,028)	$(23,210)

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $798,924 which represents 0.6% of the net assets of the Fund, of which 0.4% are illiquid.

(b)	Non-income producing security.
(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts, $3,913,000 in aggregate has been pledged as collateral.
(d)	Rate quoted represents the annualized seven-day yield.
(e)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost,which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Master Limited Partnerships and Related Companies:
Financial	$505,408	$513,433	$—	$1,018,841
Other Industries	126,310,948	—	—	126,310,948
Short-Term Investments	—	1,540,681	—	1,540,681

Total Investments in Securities(a)	$126,816,356	$2,054,114	$—	$128,870,470

Written Option Contracts	$(23,210)	$—	$—	$(23,210)

Total Derivative Liabilities(a)	$(23,210)	$—	$—	$(23,210)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the for the three months ended February 28, 2023:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$268,807	$664,859

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased option contracts and three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.